Management of financial risk - Movements of Level 3 financial instruments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movements of Level 3 financial instruments measured at fair value
Beginning of the year	¥ 8,590,010
End of the year	7,102,545	¥ 8,590,010
Level 3
Movements of Level 3 financial instruments measured at fair value
Beginning of the year	5,676	6,438	¥ 5,000
Additions	1,103,460		1,438
Losses recognised in other comprehensive income	(1,796)
Losses recognised in other gain		(762)
End of the year	¥ 1,107,340	¥ 5,676	¥ 6,438